OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22957

Invesco Management Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000     Houston, Texas 77046

(Address of principal executive offices)         (Zip code)

Karen Dunn Kelley     11 Greenway Plaza, Suite 1000 Houston, Texas 77046

11 Greenway Plaza, Suite 1000     Houston, Texas 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	8/31

Date of reporting period:	11/30/15

Item 1. Schedule of Investments.

Invesco Conservative Income Fund Quarterly Schedule of Portfolio Holdings November 30, 2015

invesco.com/us CINC-QTR-1 11/15	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Bonds and Notes–37.29%(a)

Automobile Manufacturers–4.06%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Floating Rate Notes (b)(c)	1.01%	08/01/2016	$300	$299,715
Hyundai Capital America (South Korea), Sr. Unsec. Gtd. Notes (b)	4.00%	06/08/2017	235	241,898
Toyota Motor Credit Corp., Sr. Unsec. Medium-Term Global Notes	1.25%	10/05/2017	179	179,059
Volkswagen Group of America Finance LLC (Germany), Sr. Unsec. Gtd. Floating Rate Notes (b)(c)	0.66%	11/22/2016	300	293,062
				1,013,734

Biotechnology–1.25%

AbbVie Inc., Sr. Unsec. Global Notes	1.80%	05/14/2018	164	164,125
Gilead Sciences, Inc., Sr. Unsec. Global Notes	1.85%	09/04/2018	146	147,380
				311,505

Consumer Finance–2.50%

American Express Credit Corp., Series 0000, Sr. Unsec. Floating Rate Medium-Term Notes (c)	0.62%	09/22/2017	200	199,028
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes	2.50%	01/15/2016	200	200,399
General Motors Financial Co. Inc., Sr. Unsec. Gtd. Global Notes	2.75%	05/15/2016	225	226,406
				625,833

Diversified Banks–10.93%

ABN AMRO Bank N.V. (Netherlands), Sr. Unsec. Floating Rate Notes (b)(c)	1.12%	10/28/2016	300	300,982
Bank of America Corp., Sr. Unsec. Floating Rate Medium-Term Notes (c)	1.14%	03/22/2016	125	125,153
Bank of Montreal (Canada), Sr. Unsec. Floating Rate Global Notes (c)	0.68%	04/10/2018	250	248,971
Bank of Nova Scotia (The) (Canada), Sr. Unsec. Global Notes	0.95%	03/15/2016	300	300,399
BPCE S.A. (France), Sr. Unsec. Gtd. Floating Rate Notes (c)	1.57%	04/25/2016	250	250,847
HSBC Finance Corp., Sr. Unsec. Global Notes	5.50%	01/19/2016	150	150,914
Mizuho Bank Ltd., (Japan),
Sr. Unsec. Gtd. Floating Rate Notes (b)(c)	0.78%	09/25/2017	250	248,281
Sr. Unsec. Gtd. Floating Rate Notes (b)(c)	1.51%	10/20/2018	300	302,469
Mizuho Securities USA, Inc., Unsec. Medium-Term Floating Rate Notes (b)(c)	0.74%	12/15/2015	200	199,981
Royal Bank of Canada (Canada), Sr. Unsec. Floating Rate Medium-Term Global Notes (c)	0.79%	09/09/2016	300	300,485
Wells Fargo & Co., Sr. Unsec. Floating Rate Medium-Term Notes (c)	0.85%	07/20/2016	300	300,705
				2,729,187

Diversified Capital Markets–1.20%

UBS AG (Switzerland), Sr. Unsec. Floating Rate Medium-Term Notes (c)	0.74%	08/14/2017	300	298,762

Drug Retail–0.80%

Walgreens Boots Alliance Inc., Sr. Unsec. Gtd. Floating Rate Global Notes (c)	0.81%	05/18/2016	200	199,881

Health Care Services–0.71%

Express Scripts Holding Co., Sr. Unsec. Gtd. Notes	3.13%	05/15/2016	175	176,668

Home Furnishings–0.94%

Mohawk Industries, Inc., Sr. Unsec. Notes	6.13%	01/15/2016	233	234,284

Integrated Oil & Gas–1.00%

Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Floating Rate Notes (c)	0.66%	05/10/2017	250	249,927

Integrated Telecommunication Services–1.20%

AT&T Inc., Sr. Unsec. Floating Rate Global Notes (c)	0.74%	02/12/2016	300	299,867

Investment Banking & Brokerage–1.00%

Goldman Sachs Group, Inc. (The), Sr. Unsec. Floating Rate Global Notes (c)	0.77%	03/22/2016	250	250,090

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Life & Health Insurance–1.55%

MetLife, Inc., Sr. Unsec. Notes	6.75%	06/01/2016	$375	$386,166

Managed Health Care–1.20%

UnitedHealth Group Inc., Sr. Unsec. Floating Rate Global Notes (c)	0.77%	01/17/2017	300	300,215

Oil & Gas Storage & Transportation–1.04%

Kinder Morgan Finance Co. LLC, Sr. Unsec. Gtd. Global Notes	5.70%	01/05/2016	260	261,058

Packaged Foods & Meats–0.82%

Tyson Foods, Inc., Sr. Unsec. Gtd. Notes	6.60%	04/01/2016	200	203,666

Pharmaceuticals–1.00%

Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes	1.85%	03/01/2017	250	250,564

Regional Banks–4.22%

BB&T Corp., Sr. Unsec. Medium-Term Notes	3.95%	04/29/2016	250	253,190
Fifth Third Bancorp, Sr. Unsec. Notes	3.63%	01/25/2016	375	376,545
Macquarie Bank Ltd. (Australia), Sr. Unsec. Floating Rate Notes (b)(c)	0.95%	10/27/2017	250	248,798
SunTrust Banks, Inc., Sr. Unsec. Notes	3.60%	04/15/2016	175	176,393
				1,054,926

Specialized Finance–0.93%

International Lease Finance Corp., Sr. Sec. Gtd. Notes (b)	6.75%	09/01/2016	225	232,453

Trading Companies & Distributors–0.94%

Air Lease Corp., Sr. Unsec. Global Notes	4.50%	01/15/2016	235	235,646
Total Bonds and Notes (Cost $9,325,702)				9,314,432

Commercial Paper–25.00%(d)

Aerospace & Defense–1.12%

United Technologies Corp. (b)	0.00%	01/05/2016	279	278,918

Asset-Backed Securities - Fully Supported Bank–1.00%

Collateralized Commercial Paper Co. LLC	0.00%	04/04/2016	250	249,555

Automobile Manufacturers–2.20%

Daimler Finance North America LLC (b)	0.00%	01/27/2016	250	249,863
Nissan Motor Acceptance Corp. (b)	0.00%	01/11/2016	300	299,895
				549,758

Consumer Finance–1.00%

Ford Motor Credit Co. LLC (b)	0.00%	04/08/2016	250	249,382

Diversified Banks–2.54%

Credit Agricole Corporate and Investment Bank New York	0.00%	04/01/2016	386	385,330
JP Morgan Securities LLC (b)	0.00%	06/27/2016	250	249,234
				634,564

Food Retail–1.00%

Kroger Co. (The) (b)	0.00%	01/15/2016	250	249,902

Multi-Utilities–2.40%

CenterPoint Energy Inc. (b)	0.00%	01/22/2016	300	299,856
Dominion Resources Inc. (b)	0.00%	01/20/2016	300	299,864
				599,720

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oil & Gas Exploration & Production–1.70%

Canadian Natural Resources Ltd. (Canada) (b)	0.00%	12/09/2015	$425	$424,974

Oil & Gas Storage & Transportation–3.44%

ONEOK Partners LP (b)	0.00%	12/01/2015	300	299,998
Williams Partners LP (b)	0.00%	12/07/2015	309	308,985
Williams Partners LP (b)	0.00%	12/14/2015	250	249,976
				858,959

Other Diversified Financial Services–2.70%

Brookfield US Holdings Inc. (Canada) (b)	0.00%	12/10/2015	375	374,974
ENI Finance USA Inc. (b)	0.00%	02/05/2016	300	299,689
				674,663

Packaged Foods & Meats–2.40%

Campbell Soup Co. (b)	0.00%	01/25/2016	300	299,864
ConAgra Foods Inc. (b)	0.00%	12/02/2015	300	299,993
				599,857

Publishing–1.30%

Thompson Reuters Corp. (b)	0.00%	02/08/2016	325	324,790

Specialty Chemicals–1.00%

Ecolab Inc. (b)	0.00%	01/04/2016	250	249,929

Wireless Telecommunication Services–1.20%

Vodafone Group PLC (United Kingdom) (b)	0.00%	03/28/2016	300	299,313
Total Commercial Paper (Cost $6,242,569)				6,244,284

Asset-Backed Securities–21.77%

Loans–0.65%

GE Equipment Transportation LLC, Series 2013-2, Class A3, Pass Through Ctfs.	0.92%	09/25/2017	163	163,021

Student Loan–1.82%

SLM Student Loan Trust,
Series 2004-7, Class A5, Floating Rate Pass Through Ctfs. (c)	0.49%	01/27/2020	100	98,840
Series 2007-1, Class A4, Floating Rate Pass Through Ctfs. (c)	0.38%	01/25/2022	98	97,269
Series 2013-14, Class A5, Floating Rate Pass Through Ctfs. (c)	0.55%	01/25/2023	261	257,836
				453,945

Time Share–1.26%

Sierra Timeshare Receivables Funding LLC,,
Series 2012-3A, Class A, Pass Through Ctfs. (b)	1.87%	08/20/2029	135	134,548
Seires 2013-3A, Class A, Pass Through Ctfs. (b)	2.20%	10/20/2030	180	179,318
				313,866

Auto Loans/Leases–9.26%

Americredit Automobile Receivables Trust, Series 2012-4, Class B, Pass Through Ctfs.	1.31%	11/08/2017	180	180,519
BMW Vehicle Lease Trust, Series 2014-1, Class A4, Pass Through Ctfs.	0.99%	08/21/2017	230	229,859
Capital Auto Receivables Asset Trust, Series 2014-2, Class A2, Pass Through Ctfs.	0.91%	04/20/2017	139	138,510
CarMax Auto Owner Trust, Series 2014-4, Class A3, Pass Through Ctfs.	1.25%	11/15/2019	325	324,411

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Auto Loans/Leases–(continued)

Enterprise Fleet Financing LLC,
Series 2013-1, Class A2, Pass Through Ctfs. (b)	0.68%	09/20/2018	$10	$10,394
Series 2014-2, Class A2, Pass Through Ctfs. (b)	1.05%	03/20/2020	199	197,830
Ford Credit Floorplan Master Owner Trust,
Series 2012-2, Class A, Pass Through Ctfs.	1.92%	01/15/2019	125	125,859
Series 2013-1, Class A1, Pass Through Ctfs.	0.85%	01/15/2018	250	250,038
Huntington Auto Trust, Series 2012-2, Class A4, Pass Through Ctfs.	0.68%	01/16/2018	100	99,923
NextGear Floorplan Master Owner Trust,
Series 2015-1A, Class A, Pass Through Ctfs. (b)	1.80%	07/15/2019	250	249,414
Series 2015-2, Class A, Pass Through Ctfs. (b)	2.38%	10/15/2020	250	248,757
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1, Floating Rate Pass Through Ctfs. (c)	0.60%	01/15/2020	210	210,228
Santander Drive Auto Receivables Trust,
Series 2012-2, Class C, Pass Through Ctfs.	3.20%	02/15/2018	42	41,769
Series 2013-A, Class A3, Pass Through Ctfs. (b)	1.02%	01/16/2018	6	6,131
				2,313,642

Credit Cards–7.52%

Cabela’s Master Credit Card Trust,
Series 2011-2A, Class A1, Pass Through Ctfs. (b)	2.39%	06/17/2019	250	251,796
Series 2011-4A, Class A2, Floating Rate Pass Through Ctfs. (b)(c)	0.75%	10/15/2019	400	399,994
Capital One Multi-Asset Execution Trust, Series 2006-A3, Class A, Pass Through Ctfs.	5.05%	12/17/2018	300	302,661
Discover Card Execution Note Trust, Series 2013-A5, Class A5, Pass Through Ctfs.	1.04%	04/15/2019	200	200,227
First National Master Note Trust, Series 2015-1, Class A Floating Rate Pass Through Ctfs. (c)	0.97%	09/15/2020	250	250,113
Golden Credit Card Trust (Canada), Series 2013-2A, Class A, Floating Rate Pass Through Ctfs. (b)(c)	0.63%	09/15/2018	100	99,967
World Financial Network Credit Card Master Trust, Series 2014-A, Class A, Floating Rate Pass Through Ctfs. (c)	0.58%	12/15/2019	375	375,018
				1,879,776

Equipment Leasing–1.26%

Kubota Credit Owner Trust, Series 2014-1A, Class A2, Pass Through Ctfs. (b)	0.58%	02/15/2017	115	115,118
MMAF Equipment Finance LLC, Series 2015-AA, Class A2, Pass Through Ctfs. (b)	0.96%	09/18/2017	200	199,825
				314,943
Total Asset-Backed Securities (Cost $5,446,294)				5,439,193

Certificate of Deposit–1.40%

Diversified Banks–1.40%

Credit Suisse New York NY (Switzerland) (c) (Cost $350,000)	0.73%	09/21/2016	350	349,948

U.S. Treasury Bills–1.20%

U.S. Treasury Bills(d) (Cost $299,232)	0.29%	10/13/2016	300	298,881
TOTAL INVESTMENTS (excluding Repurchase Agreements)–86.66% (Cost $21,663,797)				21,646,738

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–13.01%(e)

Citigroup Global Markets Inc., Term agreement dated 10/16/15, maturing value of $1,000,088 (collateralized by Sovereign debt valued at $1,020,225; 7.00%-7.16%, 12/01/18-03/12/45)	0.60%	12/15/2015	$1,000,088	$1,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 10/07/15, (collateralized by Domestic Non-agency Mortgage-backed security valued at $553,144; 0%, 07/25/44)(f)	0.76%	–	–	500,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 11/30/15, maturing value of $750,518 (collateralized by a Domestic Non-agency Mortgage-backed security valued at $825,000; 0%, 03/27/37)	0.71%	01/04/2016	750,518	750,000
RBC Capital Markets Corp., Term agreement dated 11/30/15, maturing value of $250,000 (collateralized by Domestic Corporate obligation valued at $262,898; 4.18%, 04/26/21)	0.98%	01/29/2016	250,000	250,000
Wells Fargo Securities, LLC, Term agreement dated 09/23/15, maturing value of $750,994 (collateralized by a Municipal obligations valued at $787,500; 1.19%, 12/01/34)	0.53%	12/22/2015	750,994	750,000
Total Repurchase Agreements (Cost $3,250,000)				3,250,000
TOTAL INVESTMENTS–99.67% (Cost $24,913,797)				24,896,738
OTHER ASSETS LESS LIABILITIES–0.33%				82,596
NET ASSETS–100.00%				$24,979,334

Investment Abbreviations:

Ctfs.	—Certificates
Gtd.	—Guaranteed
Sec.	—Secured
Sr.	—Senior
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $10,070,130, which represented 40.31% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(d)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e)	Principal amount equals value at period end. See Note 1D.

(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Conservative Income Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
E.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

Invesco Conservative Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2015, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended November 30, 2015 was $4,090,865 and $6,040,148, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$10,670
Aggregate unrealized (depreciation) of investment securities	(27,729)
Net unrealized appreciation (depreciation) of investment securities	$(17,059)
Cost of investments is the same for tax and financial reporting purposes.

Invesco Conservative Income Fund

Item 2.    Controls and Procedures.

(a)	As of November 20, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 20, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Management Trust

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	January 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	January 29, 2016

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.